Financial instruments - Sensitivity analysis – exposure to interest rates – except for derivative financial instruments (Details) R$ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 BRL (R$)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 2,264,271	R$ 2,264,271
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	278,796	278,796
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (17,460,993)	R$ (17,460,993)
Possible 25% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%	25.00%
Possible 25% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 105,656	R$ 105,656
Possible 25% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	217,055	217,055
Possible 25% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	349,088	349,088
Possible 25% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,236	3,236
Possible 25% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	273,854	273,854
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,528,541	4,528,541
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	557,593	557,593
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (34,921,986)	R$ (34,921,986)
Remote 50% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%	50.00%
Remote 50% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 211,312	R$ 211,312
Remote 50% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	434,111	434,111
Remote 50% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	698,177	698,177
Remote 50% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,472	6,472
Remote 50% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	547,709	547,709
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,057,082	9,057,082
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,115,185	1,115,185
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(69,843,971)	(69,843,971)
Probable (base value) | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,836,399	2,836,399
Probable (base value) | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,803,142	5,803,142
Probable (base value) | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,371,502	9,371,502
Probable (base value) | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	149,642	149,642
Probable (base value) | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 24,616,123	R$ 24,616,123